United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-4539
(Investment Company Act File Number)

Federated Hermes Adjustable Rate Securities Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-08-31

Date of Reporting Period: Six months ended 2025-02-28

Item 1.	Reports to Stockholders

Federated Hermes Adjustable Rate Fund

Institutional Shares | FEUNX

Semi-Annual Shareholder Report - February 28, 2025

A Portfolio of Federated Hermes Adjustable Rate Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Adjustable Rate Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$15	0.30%

Key Fund Statistics

  Net Assets$256,359,866
  Number of Investments197
  Portfolio Turnover15%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)7%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	0.5%
Asset-Backed Securities	1.2%
U.S. Government Agency Adjustable Rate Mortgage Securities	1.7%
U.S. Government Agency Commerical Mortgage-Backed Securities	4.4%
Cash Equivalents	5.4%
U.S. Government Agency Mortgage-Backed Securities	8.2%
U.S. Treasury Securities	8.5%
Collaterized Mortgage Obligations	72.2%

Semi-Annual Shareholder Report

Federated Hermes Adjustable Rate Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314082306

8040404-B (04/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Adjustable Rate Fund

Class A Shares | FEUGX

Semi-Annual Shareholder Report - February 28, 2025

A Portfolio of Federated Hermes Adjustable Rate Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Adjustable Rate Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$28	0.55%

Key Fund Statistics

  Net Assets$256,359,866
  Number of Investments197
  Portfolio Turnover15%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)7%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	0.5%
Asset-Backed Securities	1.2%
U.S. Government Agency Adjustable Rate Mortgage Securities	1.7%
U.S. Government Agency Commerical Mortgage-Backed Securities	4.4%
Cash Equivalents	5.4%
U.S. Government Agency Mortgage-Backed Securities	8.2%
U.S. Treasury Securities	8.5%
Collaterized Mortgage Obligations	72.2%

Semi-Annual Shareholder Report

Federated Hermes Adjustable Rate Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314082108

8040404-A (04/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
February 28, 2025

Share Class | Ticker	A | FEUGX	Institutional | FEUNX

Federated Hermes Adjustable Rate Fund

A Portfolio of Federated Hermes Adjustable Rate Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
February 28, 2025 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—72.7%
		Federal Home Loan Mortgage Corporation—31.7%
$ 44,676		REMIC, Series 2380, Class FL, 5.053% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	$ 44,731
61,350		REMIC, Series 2434, Class FA, 5.453% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	61,849
24,061		REMIC, Series 2448, Class FA, 5.453% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	24,260
25,457		REMIC, Series 2452, Class FC, 5.453% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	25,668
75,261		REMIC, Series 2459, Class FP, 5.453% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	75,871
19,282		REMIC, Series 2470, Class EF, 5.453% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	19,438
92,553		REMIC, Series 2475, Class F, 5.453% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	93,290
61,849		REMIC, Series 2475, Class FD, 5.003% (30-DAY AVERAGE SOFR +0.664%), 6/15/2031	61,878
57,374		REMIC, Series 2480, Class NF, 5.453% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	57,827
18,986		REMIC, Series 2498, Class AF, 5.453% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	19,140
79,211		REMIC, Series 3085, Class UF, 4.903% (30-DAY AVERAGE SOFR +0.564%), 12/15/2035	78,679
176,869		REMIC, Series 3156, Class HF, 4.938% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	175,804
294,812		REMIC, Series 3208, Class FD, 4.853% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	292,411
286,844		REMIC, Series 3208, Class FG, 4.853% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	284,508
71,456		REMIC, Series 3213, Class GF, 4.883% (30-DAY AVERAGE SOFR +0.544%), 9/15/2036	70,843
407,590		REMIC, Series 3284, Class AF, 4.763% (30-DAY AVERAGE SOFR +0.424%), 3/15/2037	402,283
634,245		REMIC, Series 3314, Class FE, 4.723% (30-DAY AVERAGE SOFR +0.384%), 5/15/2037	624,672
498,579		REMIC, Series 3346, Class FT, 4.803% (30-DAY AVERAGE SOFR +0.464%), 10/15/2033	494,866
195,973		REMIC, Series 3380, Class FP, 4.803% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	193,928
226,276		REMIC, Series 3550, Class GF, 5.203% (30-DAY AVERAGE SOFR +0.864%), 7/15/2039	226,897
280,189		REMIC, Series 3556, Class FA, 5.363% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	282,411
124,655		REMIC, Series 3593, Class CF, 5.053% (30-DAY AVERAGE SOFR +0.714%), 2/15/2036	124,521
2,347,579		REMIC, Series 4077, Class HF, 4.853% (30-DAY AVERAGE SOFR +0.514%), 7/15/2042	2,306,445
898,284		REMIC, Series 4242, Class F, 4.853% (30-DAY AVERAGE SOFR +0.514%), 8/15/2043	885,249
2,906,651		REMIC, Series 4255, Class KF, 4.903% (30-DAY AVERAGE SOFR +0.564%), 10/15/2043	2,864,243
3,048,412		REMIC, Series 4315, Class KF, 4.903% (30-DAY AVERAGE SOFR +0.564%), 8/15/2041	3,000,386
1,427,467		REMIC, Series 4407, Class CF, 4.753% (30-DAY AVERAGE SOFR +0.414%), 6/15/2044	1,404,227
1,406,879		REMIC, Series 4508, Class CF, 4.853% (30-DAY AVERAGE SOFR +0.514%), 9/15/2045	1,390,676
3,051,337		REMIC, Series 4614, Class FG, 4.953% (30-DAY AVERAGE SOFR +0.614%), 9/15/2046	3,014,222
2,566,481		REMIC, Series 4619, Class NF, 4.853% (30-DAY AVERAGE SOFR +0.514%), 3/15/2044	2,536,646
2,409,879		REMIC, Series 4661, Class GF, 4.903% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	2,375,867
1,403,900		REMIC, Series 4752, Class PF, 4.753% (30-DAY AVERAGE SOFR +0.414%), 11/15/2047	1,362,663
3,495,884		REMIC, Series 4803, Class FA, 4.753% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	3,397,571
515,543		REMIC, Series 4829, Class FA, 4.703% (30-DAY AVERAGE SOFR +0.364%), 7/15/2037	506,431
1,071,744		REMIC, Series 4845, Class WF, 4.753% (30-DAY AVERAGE SOFR +0.414%), 12/15/2048	1,055,768
1,689,111		REMIC, Series 4846, Class PF, 4.803% (30-DAY AVERAGE SOFR +0.464%), 12/15/2048	1,643,763
936,184		REMIC, Series 4915, Class FG, 4.916% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	919,525
771,386		REMIC, Series 4921, Class FN, 4.916% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	751,865
5,033,998		REMIC, Series 4944, Class F, 4.916% (30-DAY AVERAGE SOFR +0.564%), 1/25/2050	4,982,420
475,668		REMIC, Series 4959, Class JF, 4.916% (30-DAY AVERAGE SOFR +0.564%), 3/25/2050	463,552
6,303,696		REMIC, Series 4983, Class FJ, 4.916% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	6,120,478
3,832,141		REMIC, Series 4988, Class KF, 4.816% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	3,789,468
2,127,264		REMIC, Series 4998, Class KF, 4.702% (30-DAY AVERAGE SOFR +0.350%), 8/25/2050	2,053,768
4,980,902		REMIC, Series 5269, Class FL, 5.172% (30-DAY AVERAGE SOFR +0.820%), 10/25/2052	4,898,731
2,169,452		REMIC, Series 5342, Class FB, 4.916% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	2,114,983
4,692,112		REMIC, Series 5393, Class HF, 6.274% (30-DAY AVERAGE SOFR +0.000%), 3/25/2054	4,697,812
1,225,683		REMIC, Series 5400, Class FA, 6.068% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	1,215,471
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 5,749,372		REMIC, Series 5457, Class GF, 5.452% (30-DAY AVERAGE SOFR +1.100%), 10/25/2054	$ 5,730,990
7,240,587		REMIC, Series 5476, Class FA, 5.452% (30-DAY AVERAGE SOFR +1.100%), 11/25/2054	7,206,505
4,938,263		REMIC, Series 5499, Class BF, 5.252% (30-DAY AVERAGE SOFR +0.900%), 2/25/2055	4,904,115
		TOTAL	81,329,615
		Federal National Mortgage Association—33.9%
46,087		REMIC, Series 2001-32, Class FA, 5.016% (30-DAY AVERAGE SOFR +0.664%), 7/25/2031	46,115
28,402		REMIC, Series 2001-57, Class FA, 4.916% (30-DAY AVERAGE SOFR +0.564%), 6/25/2031	28,272
22,800		REMIC, Series 2001-62, Class FC, 5.116% (30-DAY AVERAGE SOFR +0.764%), 11/25/2031	22,866
29,196		REMIC, Series 2001-71, Class FS, 5.066% (30-DAY AVERAGE SOFR +0.714%), 11/25/2031	29,249
100,103		REMIC, Series 2002-7, Class FG, 5.366% (30-DAY AVERAGE SOFR +1.014%), 1/25/2032	100,672
47,946		REMIC, Series 2002-8, Class FA, 5.203% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	48,191
55,229		REMIC, Series 2002-52, Class FG, 4.966% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	55,203
158,950		REMIC, Series 2002-58, Class FG, 5.466% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	160,512
25,829		REMIC, Series 2002-60, Class FH, 5.466% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	26,083
51,408		REMIC, Series 2002-77, Class FA, 5.453% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	51,838
19,803		REMIC, Series 2002-77, Class FG, 5.003% (30-DAY AVERAGE SOFR +0.664%), 12/18/2032	19,807
48,468		REMIC, Series 2005-67, Class FM, 4.816% (30-DAY AVERAGE SOFR +0.464%), 8/25/2035	48,340
1,197,362		REMIC, Series 2005-95, Class FH, 4.766% (30-DAY AVERAGE SOFR +0.414%), 11/25/2035	1,183,694
66,978		REMIC, Series 2006-11, Class FB, 4.766% (30-DAY AVERAGE SOFR +0.414%), 3/25/2036	66,680
1,756,593		REMIC, Series 2006-42, Class CF, 4.916% (30-DAY AVERAGE SOFR +0.564%), 6/25/2036	1,745,926
913,485		REMIC, Series 2006-50, Class FE, 4.866% (30-DAY AVERAGE SOFR +0.514%), 6/25/2036	907,990
323,891		REMIC, Series 2006-65, Class DF, 4.816% (30-DAY AVERAGE SOFR +0.464%), 7/25/2036	321,142
127,944		REMIC, Series 2006-76, Class QF, 4.866% (30-DAY AVERAGE SOFR +0.514%), 8/25/2036	127,001
849,533		REMIC, Series 2006-81, Class FA, 4.816% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	840,913
428,276		REMIC, Series 2006-85, Class PF, 4.846% (30-DAY AVERAGE SOFR +0.494%), 9/25/2036	425,013
359,012		REMIC, Series 2006-103, Class FB, 4.866% (30-DAY AVERAGE SOFR +0.514%), 10/25/2036	355,757
724,372		REMIC, Series 2006-123, Class CF, 4.726% (30-DAY AVERAGE SOFR +0.374%), 1/25/2037	714,392
1,048,724		REMIC, Series 2006-W1, Class 2AF1, 4.686% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	1,038,614
1,439,220		REMIC, Series 2007-15, Class CF, 4.836% (30-DAY AVERAGE SOFR +0.484%), 3/25/2037	1,427,200
58,835		REMIC, Series 2007-20, Class F, 4.726% (30-DAY AVERAGE SOFR +0.374%), 3/25/2037	58,152
690,919		REMIC, Series 2007-71, Class WF, 4.916% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	686,343
166,081		REMIC, Series 2007-88, Class FW, 5.016% (30-DAY AVERAGE SOFR +0.664%), 9/25/2037	165,125
40,727		REMIC, Series 2007-102, Class FA, 5.036% (30-DAY AVERAGE SOFR +0.684%), 11/25/2037	40,585
182,837		REMIC, Series 2008-69, Class FB, 5.466% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	184,776
22,026		REMIC, Series 2008-75, Class DF, 5.716% (30-DAY AVERAGE SOFR +1.364%), 9/25/2038	22,447
309,857		REMIC, Series 2009-78, Class UF, 5.236% (30-DAY AVERAGE SOFR +0.884%), 10/25/2039	310,983
452,144		REMIC, Series 2009-87, Class FX, 5.216% (30-DAY AVERAGE SOFR +0.864%), 11/25/2039	453,493
565,199		REMIC, Series 2009-87, Class HF, 5.316% (30-DAY AVERAGE SOFR +0.964%), 11/25/2039	567,986
761,704		REMIC, Series 2009-106, Class FN, 5.216% (30-DAY AVERAGE SOFR +0.864%), 1/25/2040	763,653
255,585		REMIC, Series 2010-39, Class EF, 4.986% (30-DAY AVERAGE SOFR +0.634%), 6/25/2037	254,592
1,596,665		REMIC, Series 2010-68, Class BF, 4.966% (30-DAY AVERAGE SOFR +0.614%), 7/25/2040	1,584,023
791,221		REMIC, Series 2011-4, Class PF, 5.016% (30-DAY AVERAGE SOFR +0.664%), 2/25/2041	788,176
1,562,875		REMIC, Series 2011-101, Class FH, 4.966% (30-DAY AVERAGE SOFR +0.614%), 10/25/2041	1,549,076
299,842		REMIC, Series 2012-65, Class FB, 4.986% (30-DAY AVERAGE SOFR +0.634%), 6/25/2042	297,187
795,839		REMIC, Series 2012-122, Class LF, 4.866% (30-DAY AVERAGE SOFR +0.514%), 11/25/2042	784,822
1,154,165		REMIC, Series 2012-130, Class DF, 4.866% (30-DAY AVERAGE SOFR +0.514%), 12/25/2042	1,131,731
3,917,367		REMIC, Series 2013-28, Class YF, 4.816% (30-DAY AVERAGE SOFR +0.464%), 7/25/2042	3,870,461
1,199,796		REMIC, Series 2014-20, Class FB, 4.866% (30-DAY AVERAGE SOFR +0.514%), 4/25/2044	1,186,281
3,833,935		REMIC, Series 2016-25, Class FL, 5.894% (30-DAY AVERAGE SOFR +0.614%), 5/25/2046	3,779,341
737,018		REMIC, Series 2016-32, Class FA, 4.866% (30-DAY AVERAGE SOFR +0.514%), 10/25/2034	732,088
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 693,047		REMIC, Series 2016-83, Class FA, 4.966% (30-DAY AVERAGE SOFR +0.614%), 11/25/2046	$ 682,655
964,439		REMIC, Series 2017-30, Class FA, 4.816% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	948,387
543,783		REMIC, Series 2017-96, Class FA, 5.842% (30-DAY AVERAGE SOFR +0.514%), 12/25/2057	532,816
1,438,977		REMIC, Series 2018-15, Class JF, 4.766% (30-DAY AVERAGE SOFR +0.414%), 3/25/2048	1,395,349
3,666,896		REMIC, Series 2018-57, Class FL, 4.766% (30-DAY AVERAGE SOFR +0.414%), 8/25/2048	3,568,441
2,143,290		REMIC, Series 2018-70, Class HF, 4.816% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	2,100,795
2,114,312		REMIC, Series 2019-5, Class FA, 4.866% (30-DAY AVERAGE SOFR +0.514%), 3/25/2049	2,082,443
2,217,881		REMIC, Series 2019-21, Class FB, 4.916% (30-DAY AVERAGE SOFR +0.564%), 5/25/2049	2,179,640
4,226,668		REMIC, Series 2019-25, Class PF, 4.916% (30-DAY AVERAGE SOFR +0.564%), 6/25/2049	4,156,850
1,501,474		REMIC, Series 2019-33, Class FB, 4.916% (30-DAY AVERAGE SOFR +0.564%), 7/25/2049	1,466,207
3,393,849		REMIC, Series 2019-34, Class FC, 4.866% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	3,354,142
844,722		REMIC, Series 2019-35, Class EF, 4.916% (30-DAY AVERAGE SOFR +0.564%), 7/25/2049	828,970
3,435,760		REMIC, Series 2019-35, Class FA, 4.866% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	3,380,974
365,697		REMIC, Series 2019-41, Class FC, 4.916% (30-DAY AVERAGE SOFR +0.564%), 8/25/2049	358,012
976,512		REMIC, Series 2019-42, Class LF, 4.816% (30-DAY AVERAGE SOFR +0.464%), 8/25/2049	973,110
1,434,394		REMIC, Series 2019-59, Class F, 4.895% (30-DAY AVERAGE SOFR +0.544%), 10/25/2049	1,408,176
4,281,457		REMIC, Series 2020-27, Class FD, 4.916% (30-DAY AVERAGE SOFR +0.564%), 5/25/2050	4,190,664
1,332,403		REMIC, Series 2020-29, Class FC, 5.449% (30-DAY AVERAGE SOFR +0.914%), 5/25/2050	1,340,205
1,597,431		REMIC, Series 2020-34, Class FA, 4.916% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	1,564,198
4,824,336		REMIC, Series 2020-37, Class FD, 4.866% (30-DAY AVERAGE SOFR +0.514%), 6/25/2050	4,782,894
2,153,123		REMIC, Series 2023-42, Class FA, 4.766% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	2,106,606
1,286,361		REMIC, Series 2024-13, Class FA, 5.352% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	1,283,594
871,329		REMIC, Series 2024-25, Class FA, 5.452% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	868,307
8,136,632		REMIC, Series 2024-40, Class FA, 5.502% (30-DAY AVERAGE SOFR +1.150%), 3/25/2054	8,116,099
4,222,314		REMIC, Series 2024-40, Class FC, 5.252% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	4,197,028
		TOTAL	86,869,353
		Government National Mortgage Association—6.6%
2,107,395		REMIC, Series 2010-115, Class FP, 5.026% (CME Term SOFR 1 Month +0.714%), 9/20/2040	2,091,355
255,489		REMIC, Series 2012-42, Class HF, 4.796% (CME Term SOFR 1 Month +0.484%), 3/20/2042	251,279
1,138,327		REMIC, Series 2014-2, Class BF, 4.776% (CME Term SOFR 1 Month +0.464%), 1/20/2044	1,123,606
1,744,095		REMIC, Series 2015-119, Class FN, 4.676% (CME Term SOFR 1 Month +0.364%), 8/20/2045	1,695,175
2,236,732		REMIC, Series 2022-175, Class FA, 5.245% (30-DAY AVERAGE SOFR +0.000%), 10/20/2052	2,219,047
404,105		REMIC, Series 2022-213, Class FB, 4.895% (30-DAY AVERAGE SOFR +0.550%), 12/20/2052	402,021
3,995,669		REMIC, Series 2023-35, Class FH, 4.895% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	3,931,542
1,191,613		REMIC, Series 2023-117, Class F, 5.295% (30-DAY AVERAGE SOFR +0.950%), 5/20/2053	1,186,419
4,006,351		REMIC, Series 2024-113, Class FJ, 4.895% (30-DAY AVERAGE SOFR +0.550%), 9/20/2053	3,971,874
		TOTAL	16,872,318
		Non-Agency Mortgage-Backed Securities—0.5%
1,567,583		JP Morgan Mortgage Trust 2021-1, Class A11, 5.000% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,470,325
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $187,490,957)	186,541,611
		U.S. TREASURIES—8.5%
		U.S. Treasury Notes—8.5%
1,500,000		0.750%, 3/31/2026	1,447,147
750,000		1.125%, 10/31/2026	715,257
2,000,000		4.125%, 10/31/2026	2,003,270
2,500,000		4.125%, 9/30/2027	2,509,340
2,500,000		4.375%, 7/31/2026	2,511,414
10,000,000	[1]	4.444% (91-day T-Bill +0.205%), 3/4/2025	10,015,845
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 2,500,000		4.625%, 6/30/2026	$ 2,518,224
		TOTAL U.S. TREASURIES (IDENTIFIED COST $21,651,899)	21,720,497
		MORTGAGE-BACKED SECURITIES—8.2%
		Federal Home Loan Mortgage Corporation—2.7%
1,377,758		5.000%, 4/1/2053	1,358,318
3,644,237		5.500%, 8/1/2053	3,656,539
1,899,466		5.500%, 6/1/2054	1,903,688
		TOTAL	6,918,545
		Federal National Mortgage Association—2.8%
941,737		4.000%, 11/1/2052	884,381
445,078		4.000%, 4/1/2053	418,389
1,973,692		5.500%, 5/1/2053	1,986,899
1,389,644		5.500%, 1/1/2054	1,394,036
1,450,457		5.500%, 4/1/2054	1,454,044
1,001,551		6.000%, 10/1/2053	1,019,029
		TOTAL	7,156,778
		Government National Mortgage Association—0.2%
424,429		5.500%, 8/20/2053	427,174
	[2]	Uniform Mortgage-Backed Securities, TBA—2.5%
2,000,000		5.000%, 3/1/2055	1,967,500
4,500,000		5.500%, 3/1/2055	4,505,625
		TOTAL	6,473,125
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $20,783,569)	20,975,622
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—4.4%
		Agency Commercial Mortgage-Backed Securities—4.4%
511,239		FHLMC REMIC, Series KF90, Class AS, 4.704% (30-DAY AVERAGE SOFR +0.380%), 9/25/2030	509,029
1,502,142		FHLMC REMIC, Series KF94, Class AL, 4.738% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	1,497,554
1,555,161		FHLMC REMIC, Series KF148, Class AS, 5.164% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	1,567,579
1,749,159		FHLMC REMIC, Series KF149, Class AS, 4.964% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	1,747,663
1,815,563		FHLMC REMIC, Series KF154, Class AS, 5.004% (30-DAY AVERAGE SOFR +0.680%), 3/25/2033	1,809,710
1,901,509		FHLMC REMIC, Series KF155, Class AS, 4.994% (30-DAY AVERAGE SOFR +0.670%), 2/25/2030	1,899,484
2,131,841		FHLMC REMIC, Series KF157, Class AS, 4.984% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	2,146,648
148,905		FNMA REMIC, Series 2020-M5, Class FA, 4.903% (30-DAY AVERAGE SOFR +0.574%), 1/25/2027	148,629
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,315,309)	11,326,296
	[1]	ADJUSTABLE RATE MORTGAGES—1.7%
		Federal Home Loan Mortgage Corporation ARM—0.3%
230,486		6.641%, 7/1/2038	233,916
449,672		7.254%, 5/1/2035	458,176
		TOTAL	692,092
		Federal National Mortgage Association ARM—1.4%
186,738		6.210%, 12/1/2034	189,649
102,449		6.239%, 12/1/2034	104,536
53,386		6.278%, 5/1/2035	53,981
176,877		6.302%, 6/1/2034	179,253
205,261		6.460%, 11/1/2039	211,242
53,071		6.465%, 12/1/2033	53,738
179,278		6.545%, 9/1/2033	180,830
16,093		6.590%, 2/1/2036	16,375
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$ 161,011		6.598%, 1/1/2040	$ 165,768
79,271		6.634%, 10/1/2035	80,643
92,264		6.641%, 8/1/2034	93,320
39,589		6.653%, 11/1/2035	40,136
228,692		6.682%, 1/1/2035	232,715
102,621		6.710%, 7/1/2035	104,417
321,467		6.715%, 10/1/2034	325,439
138,490		6.820%, 2/1/2042	142,701
147,004		6.876%, 1/1/2035	149,897
18,816		6.882%, 4/1/2034	19,195
332,983		6.906%, 5/1/2039	335,101
229,378		6.964%, 7/1/2035	232,910
102,002		7.065%, 10/1/2037	103,662
23,487		7.105%, 5/1/2038	23,860
25,240		7.112%, 5/1/2035	25,810
59,962		7.215%, 6/1/2033	60,880
91,324		7.273%, 10/1/2035	92,343
72,282		7.315%, 5/1/2035	73,634
133,256		7.431%, 7/1/2035	136,101
165,070		7.528%, 7/1/2035	168,604
		TOTAL	3,596,740
		Government National Mortgage Association—0.0%
6,080		4.625%, 1/20/2030	6,115
9,284		4.750%, 10/20/2029	9,284
3,791		4.875%, 5/20/2029	3,803
		TOTAL	19,202
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,353,089)	4,308,034
		ASSET-BACKED SECURITIES—1.2%
		Auto Receivables—0.2%
489,126	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 5.588% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	491,354
		Credit Card—0.4%
1,000,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.240%, 12/8/2027	1,006,351
		Student Loans—0.6%
175,714		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	164,635
613,256		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	540,675
644,216		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	575,974
344,049	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.528% (CME Term SOFR 1 Month +1.214%), 7/15/2053	345,156
		TOTAL	1,626,440
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,261,880)	3,124,145
		INVESTMENT COMPANY—5.4%
13,770,373		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[3] (IDENTIFIED COST $13,770,373)	13,770,373
		TOTAL INVESTMENT IN SECURITIES—102.1% (IDENTIFIED COST $262,627,076)[4]	261,766,578
		OTHER ASSETS AND LIABILITIES - NET—(2.1)%[5]	(5,406,712)
		NET ASSETS—100%	$256,359,866
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 8/31/2024	$5,119,262
Purchases at Cost	$101,127,121
Proceeds from Sales	$(92,476,010)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 2/28/2025	$13,770,373
Shares Held as of 2/28/2025	13,770,373
Dividend Income	$200,165

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $262,681,344.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$186,541,611	$—	$186,541,611
U.S. Treasuries	—	21,720,497	—	21,720,497
Mortgage-Backed Securities	—	20,975,622	—	20,975,622
Commercial Mortgage-Backed Securities	—	11,326,296	—	11,326,296
Adjustable Rate Mortgages	—	4,308,034	—	4,308,034
Asset-Backed Securities	—	3,124,145	—	3,124,145
Investment Company	13,770,373	—	—	13,770,373
TOTAL SECURITIES	$13,770,373	$247,996,205	$—	$261,766,578

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.36	$9.22	$9.48	$9.63	$9.65	$9.67
Income From Investment Operations:
Net investment income (loss)[2]	0.23	0.49	0.37	0.05	0.02	0.15
Net realized and unrealized gain (loss)	(0.01)	0.14	(0.26)	(0.15)	(0.01)	(0.01)
Total From Investment Operations	0.22	0.63	0.11	(0.10)	0.01	0.14
Less Distributions:
Distributions from net investment income	(0.23)	(0.49)	(0.37)	(0.05)	(0.03)	(0.16)
Net Asset Value, End of Period	$9.35	$9.36	$9.22	$9.48	$9.63	$9.65
Total Return[3]	2.39%	7.06%	1.25%	(1.08)%	0.09%	1.42%
Ratios to Average Net Assets:
Net expenses[4]	0.55%[5]	0.55%	0.55%	0.55%	0.53%	0.52%
Net investment income	4.94%[5]	5.31%	3.96%	0.48%	0.26%	1.63%
Expense waiver/reimbursement[6]	0.22%[5]	0.29%	0.29%	0.26%	0.31%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$71,505	$36,450	$29,438	$33,685	$74,655	$93,198
Portfolio turnover[7]	15%	48%	44%	54%	82%	80%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[7]	7%	25%	42%	53%	51%	67%

1	Effective at the start of business on July 28, 2022, the Fund’s Service Shares were re-designated as Class A Shares.
2	Per share numbers have been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.36	$9.22	$9.48	$9.63	$9.65	$9.67
Income From Investment Operations:
Net investment income (loss)[1]	0.24	0.52	0.38	0.09	0.05	0.17
Net realized and unrealized gain (loss)	(0.01)	0.14	(0.24)	(0.17)	(0.02)	(0.01)
Total From Investment Operations	0.23	0.66	0.14	(0.08)	0.03	0.16
Less Distributions:
Distributions from net investment income	(0.24)	(0.52)	(0.40)	(0.07)	(0.05)	(0.18)
Net Asset Value, End of Period	$9.35	$9.36	$9.22	$9.48	$9.63	$9.65
Total Return[2]	2.51%	7.33%	1.50%	(0.84)%	0.31%	1.64%
Ratios to Average Net Assets:
Net expenses[3]	0.30%[4]	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	5.22%[4]	5.57%	4.10%	0.93%	0.47%	1.78%
Expense waiver/reimbursement[5]	0.22%[4]	0.28%	0.29%	0.26%	0.31%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$184,855	$135,402	$95,018	$156,311	$65,393	$60,878
Portfolio turnover[6]	15%	48%	44%	54%	82%	80%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	7%	25%	42%	53%	51%	67%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
February 28, 2025 (unaudited)

Assets:
Investment in securities, at value including $13,770,373 of investments in affiliated holdings* (identified cost $262,627,076, including $13,770,373 of identified cost in affiliated holdings)	$261,766,578
Income receivable	496,883
Income receivable from affiliated holdings	37,308
Receivable for investments sold	3,344
Receivable for shares sold	1,036,186
Total Assets	263,340,299
Liabilities:
Payable for investments purchased	6,414,982
Payable for shares redeemed	327,751
Bank overdraft	9,552
Income distribution payable	189,382
Payable to adviser (Note 5)	387
Payable for administrative fee (Note 5)	540
Payable for other service fees (Notes 2 and 5)	12,583
Accrued expenses (Note 5)	25,256
Total Liabilities	6,980,433
Net assets for 27,407,534 shares outstanding	$256,359,866
Net Assets Consist of:
Paid-in capital	$262,712,397
Total distributable earnings (loss)	(6,352,531)
Net Assets	$256,359,866
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($71,505,188 ÷ 7,644,881 shares outstanding), no par value, unlimited shares authorized	$9.35
Offering price per share (100/99.00 of $9.35)	$9.44
Redemption proceeds per share	$9.35
Institutional Shares:
Net asset value per share ($184,854,678 ÷ 19,762,653 shares outstanding), no par value, unlimited shares authorized	$9.35
Offering price per share	$9.35
Redemption proceeds per share	$9.35

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended February 28, 2025 (unaudited)

Investment Income:
Interest	$5,492,608
Dividends received from affiliated holdings*	200,165
TOTAL INCOME	5,692,773
Expenses:
Investment adviser fee (Note 5)	257,901
Administrative fee (Note 5)	81,074
Custodian fees	11,394
Transfer agent fees	53,122
Directors’/Trustees’ fees (Note 5)	3,383
Auditing fees	19,103
Legal fees	5,561
Portfolio accounting fees	59,271
Other service fees (Notes 2 and 5)	60,328
Share registration costs	23,649
Printing and postage	13,896
Miscellaneous (Note 5)	15,697
TOTAL EXPENSES	604,379
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(229,490)
Reimbursement of other operating expenses (Note 5)	(25)
TOTAL WAIVERS AND REIMBURSEMENTS	(229,515)
Net expenses	374,864
Net investment income	5,317,909
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(48,235)
Net change in unrealized depreciation of investments	18,453
Net realized and unrealized gain (loss) on investments	(29,782)
Change in net assets resulting from operations	$5,288,127

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2025	Year Ended 8/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,317,909	$7,768,189
Net realized gain (loss)	(48,235)	(337,277)
Net change in unrealized appreciation/depreciation	18,453	2,473,827
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,288,127	9,904,739
Distributions to Shareholders:
Class A Shares	(1,202,788)	(1,627,907)
Institutional Shares	(4,116,365)	(6,159,308)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,319,153)	(7,787,215)
Share Transactions:
Proceeds from sale of shares	118,974,776	104,676,379
Net asset value of shares issued to shareholders in payment of distributions declared	4,217,678	5,424,234
Cost of shares redeemed	(38,654,162)	(64,821,391)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	84,538,292	45,279,222
Change in net assets	84,507,266	47,396,746
Net Assets:
Beginning of period	171,852,600	124,455,854
End of period	$256,359,866	$171,852,600
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
February 28, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Adjustable Rate Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one portfolio: Federated Hermes Adjustable Rate Fund (the “Fund”), a diversified portfolio. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as
Semi-Annual Financial Statements and Additional Information

those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $229,515 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$60,328
For the six months ended February 28, 2025, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are to-be-announced (TBA) mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Semi-Annual Financial Statements and Additional Information

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2025		Year Ended 8/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,371,366	$40,815,547	1,477,945	$13,723,186
Shares issued to shareholders in payment of distributions declared	121,669	1,136,671	159,000	1,475,096
Shares redeemed	(742,213)	(6,929,788)	(935,460)	(8,664,002)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,750,822	$35,022,430	701,485	$6,534,280
	Six Months Ended 2/28/2025		Year Ended 8/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,363,682	$78,159,229	9,800,227	$90,953,193
Shares issued to shareholders in payment of distributions declared	329,767	3,081,007	425,383	3,949,138
Shares redeemed	(3,396,456)	(31,724,374)	(6,064,895)	(56,157,389)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,296,993	$49,515,862	4,160,715	$38,744,942
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	9,047,815	$84,538,292	4,862,200	$45,279,222
4. FEDERAL TAX INFORMATION
At February 28, 2025, the cost of investments for federal tax purposes was $262,681,344. The net unrealized depreciation of investments for federal tax purposes was $914,766. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $705,459 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,620,225.
As of August 31, 2024, the Fund had a capital loss carryforward of $5,448,515 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$4,854,888	$593,627	$5,448,515
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended February 28, 2025, the Adviser voluntarily waived $226,462 of its fee and voluntarily reimbursed $25 of other operating expenses. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended February 28, 2025, the Adviser reimbursed $3,028.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Financial Statements and Additional Information

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2025, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
For the six months ended February 28, 2025, Federated Securities Corp. (FSC) did not retain any sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended February 28, 2025, FSSC received $161 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2025 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2025, were as follows:
Purchases	$—
Sales	$404,125
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 28, 2025, the Fund had no outstanding loans. During the six months ended February 28, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2025, there were no outstanding loans. During the six months ended February 28, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The
Semi-Annual Financial Statements and Additional Information

financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Adjustable Rate Securities Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	11,850,698.471	9,333.388	0	N/A
John B. Fisher	11,850,698.471	9,333.388	0	N/A
John G. Carson	11,850,698.471	9,333.388	0	N/A
G. Thomas Hough	11,850,698.471	9,333.388	0	N/A
Karen L. Larrimer	11,850,687.247	9,344.612	0	N/A
Max F. Miller	11,850,698.471	9,333.388	0	N/A
Frank J. Nasta	11,850,698.471	9,333.388	0	N/A
Thomas M. O’Neill	11,850,698.471	9,333.388	0	N/A
Madelyn A. Reilly	11,850,687.247	9,344.612	0	N/A
John S. Walsh	11,850,698.471	9,333.388	0	N/A
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Adjustable Rate Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board noted that, for the year ended December 31, 2023, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2022, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Notes
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Adjustable Rate Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314082108
CUSIP 314082306
8040404 (4/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Adjustable Rate Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Adjustable Rate Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Adjustable Rate Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Adjustable Rate Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Adjustable Rate Securities Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  April 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  April 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  April 23, 2025